Deferred Income - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current	$ 5,191,654	$ 4,432,056	$ 4,362,056
Time and Bareboat Deferred Revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current	$ 5,191,654		$ 4,366,091